Borrowings	6 Months Ended
Mar. 31, 2012
Borrowings [Abstract]
Borrowings
Note 9 — Borrowings

Under terms of its collateral agreement with the Federal Home Loan Bank of Pittsburgh ("FHLB"), the Company maintains otherwise unencumbered qualifying assets in an amount at least equal to its borrowings.

Under an agreement with the FHLB, the Company has a line of credit available in the amount of $50.0 million of which none was outstanding at March 31, 2012 (unaudited) and none was outstanding at September 30, 2011 and 2010. The interest rate on the line of credit at March 31, 2012, September 30, 2011 and 2010 was 0.25% (unaudited), 0.65% and 0.70%, respectively. The line of credit is to mature February 28, 2013.

The summary of long-term borrowings as of March 31, 2012 as follows:

	Weighted Average Rate	2012
	(Unaudited)
	(Dollars in thousands)
Due by March 31:
2013	0.72%	$593
2014	—	—
2015	—	—
2016	—	—
2017	—	—
Thereafter	1.78	48,000
Total FHLB Advances	1.76%	$48,593

The summary of long-term borrowings as of September 30, 2011 and 2010 are as follows:

	Weighted Average Rate	2011	2010
	(Dollars in thousands)
Due by September 30:
2011	—%	$—	$5,237
2012	—	—	—
2013	1.43	1,098	2,097
2014	—	—	—
2015	—	—	—
2016	—	—	—
Thereafter	3.56	48,000	48,000
Total FHLB Advances	3.52%	$49,098	$55,334

At March 31, 2012, the Company had $48.6 million (unaudited) in outstanding long-term FHLB advances and $288.4 million (unaudited) in potential FHLB advances available to us, which is based on the amount of FHLB stock held or levels of other assets, including U.S. government securities, and certain mortgage loans which are available for collateral. At September 30, 2011, the Company had $49.1 million in outstanding long-term FHLB advances and $313.0 million in potential FHLB advances available to us, which is based on the amount of FHLB stock held or levels of other assets, including U.S. government securities, and certain mortgage loans which are available for collateral.